SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Share Capital

a.The Company's share capital consisted of the following as of December 31, 2020 and 2019:

	Authorized		Outstanding
	December 31,		December 31,
	2020	2019	2020	2019
	Number of shares

Ordinary shares of NIS 0.04 par value each	200,000,000	200,000,000	34,437,296	34,397,776

Summary of Stock Option Activity

The following is a summary of activities relating to the Company’s stock options granted to employees under the Company’s plan during the year ended December 31, 2020:

	Number of options	Weighted average exercise price	Aggregate intrinsic value

Outstanding - beginning of the year	1,410,750	19.16	776
Granted	141,500	11.42
Exercised	-	-
Forfeited	137,750	19.21

Outstanding - end of the year	1,414,500	18.11	257

Options exercisable at the end of the year	645,750	22.32	24

Vested and expected to vest	1,414,500	18.11	257

Summary of Activities Relating to Company's RSUs Granted to Employees

The following is a summary of activities relating to the Company’s RSUs granted to employees under the Plan during the year ended December 31, 2020:

	Number of RSUs	Weighted average fair value	Aggregate intrinsic value

Outstanding - beginning of the year	120,786	16.90	1,556
Granted	11,100	11.21
Exercised	(39,520)	19.23
Forfeited	(7,642)	14.55

Outstanding - end of the year	84,724	15.30	1,091

RSUs exercisable at the end of the year	-	-	-

Vested and expected to vest	84,724	15.30	1,091

Schedule of Awards Outstanding

The awards outstanding as of December 31, 2020 have been separated into ranges of exercise price, as follows:

	Awards outstanding			Awards exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.01 (RSUs)	84,724	5.28	$0.01	-	-	-
$10.4-14.5	566,500	5.48	$13.02	140,625	4.91	13.33
$15.3-17.7	520,500	5.16	$15.60	213,625	5.05	15.59
$20.2-30.0	165,500	3.59	$27.24	129,500	3.55	27.73
$30.1-42.2	162,000	1.93	$34.69	162,000	1.93	34.69

	1,499,224			645,750

Schedule of Compensation Expenses

Compensation expenses related to options and RSUs granted were recorded in the consolidated statements of operations, as follows:

	December 31,
	2020	2019

Cost of revenues	$416	$284
Research and development expenses	176	173
Marketing and selling expenses	465	315
General and administrative expenses	1,801	2,860

Total	$2,858	$3,632